SUBSEQUENT EVENTS - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended					3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jan. 31, 2014	Dec. 31, 2011	Aug. 01, 2014 Maximum	Aug. 01, 2014 Minimum	Sep. 30, 2013 Warrant	Mar. 31, 2014 Director	Sep. 30, 2013 Investor Common Stock	Sep. 30, 2013 Investor 12% Secured Subordinated Convertible Promissory Note	Jan. 31, 2013 Subsequent Event	Feb. 28, 2014 Subsequent Event	Jan. 31, 2014 Subsequent Event	Jan. 23, 2014 Subsequent Event	Mar. 31, 2014 Subsequent Event Offier and Employee	Jun. 30, 2014 Subsequent Event Officer And Related Entity	Jun. 30, 2014 Subsequent Event Accredited Investor 1	Jun. 30, 2014 Seahorse Enterprises, Llc Subsequent Event
Subsequent Event [Line Items]
Receivable From Technology Business Tax Certificate Transfer Program		$ 3,357,144	$ 2,209,715	$ 0												$ 3,357,144
Tax Certificate Transfer Program Fee		302,143	198,875
Net Tax Credit Carryforward Amount		3,055,001
Repayments of Notes Payable													528,000
Common Stock, Capital Shares Reserved for Future Issuance																	4,750,000
Stock Issued During Period, Shares, Acquisitions										500,000
Preferred stock, shares issued					10,000
Effective Preferred Stock Shares Authorized														400,000
Loans payable															2,000,000
Debt Instrument, Interest Rate, Effective Percentage												12.00%
Debt Instrument Maturity Period																		9 months	18 months	9 months
Debt Instrument, Maturity Date												Jul. 14, 2015
Proceeds from Notes Payable												1,000,000
Convertible Subordinated Debt												1,500,000
Class of Warrant or Right, Outstanding		19,323,406	18,190,906	18,792,144		7,631,544					2,500,000
Description On Resale Of Shares Issuable Upon Conversion Of Note And Exercise Of Warrant	the principal amount of the Note shall be reduced by $200,000, and if the registration statement is declared effective by the SEC within 120 days of July 14, 2014, the principal amount of the Notes shall be further reduced by $300,000
Description On Common Stock Conversion Price	Principal and accrued but unpaid interest is convertible into shares of the Companys Common Stock at a price (the Conversion Price) equal the lesser (i) $0.35 per share, or (ii) 62% of the lowest trading price of the Common Stock as quoted by Bloomberg L.P. for the ten trading days immediately preceding the date of conversion (subject to adjustments as provided in the Note). However, in no event shall the Conversion Price be less than $0.031 per share
Reduction On Principal Amount							$ 1,300,000	$ 200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,500,000